Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Fair Value Measurement	Set out below are categories of financial instruments and fair value measurements as of June 30, 2024 and December 31, 2023:
	June 30,	December 31,
	2024	2023
Financial assets at fair value
Cash	€495,877	€620,531

Financial assets at amortized cost
Accounts receivable and other receivables	€1,261,252	€2,221,080
Amount due from related parties	€184,883	€1,601,273

Financial liabilities at amortized cost
Accounts payable and accrued liabilities	€2,056,062	€2,043,559
Amount due to related parties	€2,538,336	€3,847,950
Lease liabilities	€66,401	€56,066
Bank loans	€2,806,884	€3,989,898